Other payable	12 Months Ended
Dec. 31, 2022
Other payable
Other Payable

23. Other payable

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Other payable to related parties(1)	10,025	13,347
Accrued expenses	8,820	9,384
Other taxes payable(2)	2,811	3,211
Total	21,656	25,942

(1) See Note 27 of Notes to the Consolidated Financial Statements, Section 4. Reverse merger expenses and operating expenses payable to a related party, Section 6. Loans receivable novated and debts transferred to a related party, and Section 7. Debts transferred to a related party for detailed disclosure.

(2) Other taxes payable include value-added taxes, urban construction and maintenance taxes, educational surcharge tax, local education surcharge tax, disability insurance tax, property tax and urban land use tax, which are all outstanding to the State Administration of Taxation since 2018.